Supplement to the
Fidelity® Small Cap Index Fund (formerly Spartan® Small Cap Index Fund)
Investor Class and Premium Class (formerly Fidelity Advantage® Class)
June 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Small Cap Index Fund found in the “Fund Summary” section under the heading “Fee Table.”

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.04%	0.04%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.15%	0.03%
Total annual operating expenses	0.19%	0.07%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$19	$7
3 years	$61	$23
5 years	$107	$40
10 years	$243	$90

The following information supplements similar information for Fidelity® Small Cap Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Thomas Brussard, Jr. (assistant portfolio manager) has managed the fund since August 2016.

SCX-SUM-16-04 1.9870403.103	December 1, 2016

Supplement to the
Fidelity® Small Cap Index Fund (formerly Spartan® Small Cap Index Fund)
Institutional Class and Institutional Premium Class (formerly Fidelity Advantage® Institutional Class)
June 29, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

Effective July 1, 2016, the following information replaces similar information for Fidelity® Small Cap Index Fund found in the "Fund Summary" section under the heading "Fee Table".

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.04%	0.04%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.02%	0.00%
Total annual operating expenses	0.06%	0.04%

(a)  Adjusted to reflect current fees.

	Institutional Class	Institutional Premium Class
1 year	$6	$4
3 years	$19	$13
5 years	$34	$23
10 years	$77	$51

The following information supplements similar information for Fidelity® Small Cap Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Thomas Brussard, Jr. (assistant portfolio manager) has managed the fund since August 2016.

SCX-I-SCX-AI-SUM-16-05 1.9870407.104	December 1, 2016